Long-term Debt and Capital Lease Obligations (Tables)	3 Months Ended
Mar. 31, 2012
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	March 31, 2012	December 31, 2011

Amended 2006 Senior Credit Agreement	$2,772,680	$2,795,589
Senior Notes	4,761,382	2,883,009
Euro Notes	267,120	258,780
European Investment Bank Agreements	351,602	345,764
Accounts receivable facility	201,250	534,500
Capital lease obligations	17,204	17,993
Other	318,998	248,951
	8,690,236	7,084,586
Less current maturities	(3,106,968)	(1,589,776)
	$5,583,268	$5,494,810

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011

Revolving Credit	$1,200,000	$1,200,000	$70,097	$58,970
Term Loan A	1,185,000	1,215,000	1,185,000	1,215,000
Term Loan B	1,517,583	1,521,619	1,517,583	1,521,619
	$3,902,583	$3,936,619	$2,772,680	$2,795,589